Securities Available for Sale (Tables)	12 Months Ended
Sep. 30, 2012
Securities Available for Sale, Credit Rating

Securities available for sale are summarized as follows, credit ratings are current as of September 30, 2012:

	September 30, 2012
	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Other investment securities:
Tax-free municipals	$11,555,068	$25,004	$(1,571)	$11,578,501
U.S. government sponsored entities	16,519,624	107,431	—	16,627,055
Mortgage-backed securities:
FNMA certificates	84,836,714	1,748,088	—	86,584,802
GNMA certificates	4,568,181	377,231	—	4,945,412
FHLMC certificates	45,178,602	1,065,844	—	46,244,446
Collateralized mortgage obligations:
FNMA	7,712,770	314,386	—	8,027,156
GNMA	499,503	3,960	(152)	503,311
FHLMC	533,379	46,710	—	580,089
Private-label mortgage securities:
Investment grade	2,480,412	32,214	(155,882)	2,356,744
Split Rating [1]	6,922,884	—	(676,581)	6,246,303
Non investment grade	8,264,044	—	(2,578,530)	5,685,514

Total	$189,071,181	$3,720,867	$(3,412,716)	$189,379,333

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.

	September 30, 2011
	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Other investment securities:
Tax-free municipals	$10,618,273	$21,404	$(13,452)	$10,626,225
U.S. government sponsored entities	17,414,309	95,567	—	17,509,876
Mortgage-backed securities:
FNMA certificates	62,750,950	856,995	—	63,607,945
GNMA certificates	5,841,685	246,044	—	6,087,729
FHLMC certificates	20,634,103	657,084	—	21,291,187
Collateralized mortgage obligations:
FNMA	16,682,474	451,103	—	17,133,577
GNMA	3,648,357	29,348	(1,130)	3,676,575
FHLMC	870,973	72,653	—	943,626
Private-label mortgage securities:
Investment grade	3,212,607	35,163	(424,674)	2,823,096
Split Rating [1]	9,041,253	6,335	(995,327)	8,052,261
Non investment grade	11,008,649	—	(4,024,172)	6,984,477

Total	$161,723,633	$2,471,696	$(5,458,755)	$158,736,574

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.

Amortized Cost And Estimated Fair Value of Investment Securities

The amortized cost and estimated fair value of investment securities available for sale as of September 30, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized cost	Estimated fair value
Less than 1 year	$1,619,783	$1,627,437
1-5 years	17,977,502	18,081,140
Greater than 5 years	8,477,407	8,496,978
Mortgage-backed securities	160,996,489	161,173,778

	$189,071,181	$189,379,333

Securities Available for Sale in Continuous Unrealized Loss Position for Less Than 12 Months

Securities available for sale in a continuous unrealized loss position for less than 12 months at September 30, 2011 are as follows:

	September 30, 2011
	Amortized cost	Gross unrealized losses	Estimated fair value
Other investment securities:
Tax-free municipals	$1,339,585	$(13,452)	$1,326,133
Collateralized mortgage obligations:
Private-label mortgage securities	1,782,525	(110,599)	1,671,926

	$3,122,110	$(124,051)	$2,998,059

Continuous Unrealized Loss Position Greater Than Twelve Months

Securities available for sale that have been in a continuous unrealized loss position for greater than 12 months at September 30, 2012 and 2011 are as follows:

	September 30, 2012
	Amortized cost	Gross unrealized losses	Estimated fair value
Other investment securities:
Tax-free municipals	$262,550	(1,571)	260,979
Collateralized mortgage obligations:
GNMA	133,587	(152)	133,435
Private-label mortgage securities	16,485,944	(3,410,993)	13,074,951

	$16,882,081	$(3,412,716)	$13,469,365

	September 30, 2011
	Amortized cost	Gross unrealized losses	Estimated fair value
Collateralized mortgage obligations:
GNMA	$346,140	$(1,130)	$345,010
Private-label mortgage securities	18,833,695	(5,333,574)	13,500,121

	$19,179,835	$(5,334,704)	$13,845,131

Changes in Amount of Credit Losses on Investment Securities Recognized in Earnings

The following table summarizes the changes in the amount of credit losses on the Company’s investment securities recognized in earnings for the years ended September 30, 2012, 2011 and 2010:

	Years Ended September 30,
	2012	2011	2010

Beginning balance of credit losses previously recognized in earnings	$4,822,916	$2,526,674	$—
Amount related to credit losses for securities for which an other-than-temporary impairment was not previously recognized in earnings	—	—	2,526,674
Amount related to credit losses for securities for which an other-than-temporary impairment was recognized in earnings	273,259	2,296,242	—
Reduction due to credit impaired securities sold or fully settled	(4,715,729)	—	—

Ending balance of cumulative credit losses recognized in earnings	$380,446	$4,822,916	$2,526,674

Non-Agency Collateralized Mortgage Obligations

The following table shows issuer-specific information, including current par value, book value, fair value, credit rating and unrealized gain (loss) for the Company’s portfolio of private label mortgage obligations as of September 30, 2012.

Cusip	Description	Credit Rating [1]			Cumulative Net Impairment Losses Recognized in Earnings	Current Par Value	Amortized Cost	Market Value	Unrealized Gain (Loss)
		Moody	S&P	Fitch			(Dollars in thousands)
Investment Grade
36228FQF6	GSR 2003-4F 1A2	n/a	AAA/*-	AAA/*-	$—	$353	$353	$359	$6
55265KL80	MASTR 2003-8 4A1	n/a	AAA/*-	AAA	—	835	829	854	25
86359BVF5	SARM 2004-6 3A3	n/a	A+	n/a	—	1,299	1,299	1,143	(156)

	Total				$—	$2,487	$2,481	$2,356	$(125)

Split Rating
17307GDL9	CMLTI 2004-HYB1 A31	B1	n/a	AA/*-	$—	$1,449	$1,449	$1,446	$(3)
576433QD1	MARM 2004-7 5A1	Ba3	BBB-/*	n/a	—	5,474	5,474	4,802	(672)

	Total				$—	$6,923	$6,923	$6,248	$(675)

Non Investment Grade
576433UQ7	MARM 2004-13 B1	NR	B-/*	n/a	$380	$5,954	$5,574	$3,273	$(2,301)
576433VN3	MARM 2004-15 4A1	B3	n/a	B	—	2,690	2,690	2,412	(278)

	Total				$380	$8,644	$8,264	$5,685	$(2,579)

	Grand Total				$380	$18,054	$17,668	$14,289	$(3,379)

[1]	Credit ratings are current as of September 30, 2012.